Expense Example	Jul. 29, 2026 USD ($)
DEFENSIVE STRATEGY FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 112
Expense Example, with Redemption, 3 Years	350
Expense Example, with Redemption, 5 Years	606
Expense Example, with Redemption, 10 Years	1,340
DEFENSIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT DEFENSIVE STRATEGY ALLOCATION FUND | SAAT DEFENSIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	306
Expense Example, with Redemption, 5 Years	531
Expense Example, with Redemption, 10 Years	1,178
CONSERVATIVE STRATEGY FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	117
Expense Example, with Redemption, 3 Years	365
Expense Example, with Redemption, 5 Years	633
Expense Example, with Redemption, 10 Years	1,398
CONSERVATIVE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND | SAAT CONSERVATIVE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
MODERATE STRATEGY FUND - Class F Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
MODERATE STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT MODERATE STRATEGY ALLOCATION FUND | SAAT MODERATE STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	129
Expense Example, with Redemption, 3 Years	403
Expense Example, with Redemption, 5 Years	697
Expense Example, with Redemption, 10 Years	1,534
AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	120
Expense Example, with Redemption, 3 Years	375
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	1,432
TAX-MANAGED AGGRESSIVE STRATEGY FUND - Class F Prospectus | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND | SAAT TAX-MANAGED AGGRESSIVE STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
CORE MARKET STRATEGY FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	397
Expense Example, with Redemption, 5 Years	686
Expense Example, with Redemption, 10 Years	1,511
CORE MARKET STRATEGY ALLOCATION FUND - Class F Prospectus | SAAT CORE MARKET STRATEGY ALLOCATION FUND | SAAT CORE MARKET STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	140
Expense Example, with Redemption, 3 Years	437
Expense Example, with Redemption, 5 Years	755
Expense Example, with Redemption, 10 Years	1,657
MARKET GROWTH STRATEGY FUND - Class F Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	681
Expense Example, with Redemption, 10 Years	1,500
MARKET GROWTH STRATEGY ALLOCATION FUND -Class F Prospectus | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND | SAAT MARKET GROWTH STRATEGY ALLOCATION FUND - CLASS F
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	434
Expense Example, with Redemption, 5 Years	750
Expense Example, with Redemption, 10 Years	1,646
DEFENSIVE STRATEGY FUND - Class D Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	188
Expense Example, with Redemption, 3 Years	582
Expense Example, with Redemption, 5 Years	1,001
Expense Example, with Redemption, 10 Years	2,169
CONSERVATIVE STRATEGY FUND - Class D Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	193
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,026
Expense Example, with Redemption, 10 Years	2,222
MODERATE STRATEGY FUND - Class D Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	202
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,073
Expense Example, with Redemption, 10 Years	2,317
AGGRESSIVE STRATEGY FUND - Class D Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	196
Expense Example, with Redemption, 3 Years	606
Expense Example, with Redemption, 5 Years	1,042
Expense Example, with Redemption, 10 Years	2,254
CORE MARKET STRATEGY FUND - Class D Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	203
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,327
MARKET GROWTH STRATEGY FUND - Class D Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS D
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	202
Expense Example, with Redemption, 3 Years	624
Expense Example, with Redemption, 5 Years	1,073
Expense Example, with Redemption, 10 Years	2,317
DEFENSIVE STRATEGY FUND - Class I Prospectus | SAAT DEFENSIVE STRATEGY FUND | SAAT DEFENSIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	428
Expense Example, with Redemption, 5 Years	739
Expense Example, with Redemption, 10 Years	1,624
CONSERVATIVE STRATEGY FUND - Class I Prospectus | SAAT CONSERVATIVE STRATEGY FUND | SAAT CONSERVATIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	143
Expense Example, with Redemption, 3 Years	443
Expense Example, with Redemption, 5 Years	766
Expense Example, with Redemption, 10 Years	1,680
MODERATE STRATEGY FUND - Class I Prospectus | SAAT MODERATE STRATEGY FUND | SAAT MODERATE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	1,779
AGGRESSIVE STRATEGY FUND - Class I Prospectus | SAAT AGGRESSIVE STRATEGY FUND | SAAT AGGRESSIVE STRATEGY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	146
Expense Example, with Redemption, 3 Years	452
Expense Example, with Redemption, 5 Years	782
Expense Example, with Redemption, 10 Years	1,713
CORE MARKET STRATEGY FUND - Class I Prospectus | SAAT CORE MARKET STRATEGY FUND | SAAT CORE MARKET STRATEGY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	474
Expense Example, with Redemption, 5 Years	818
Expense Example, with Redemption, 10 Years	1,791
MARKET GROWTH STRATEGY FUND - Class I Prospectus | SAAT MARKET GROWTH STRATEGY FUND | SAAT MARKET GROWTH STRATEGY FUND - CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	152
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	813
Expense Example, with Redemption, 10 Years	$ 1,779